Capital Stock - Additional Information (Detail) - USD ($)											1 Months Ended	2 Months Ended	3 Months Ended					12 Months Ended
	Mar. 21, 2018	Feb. 12, 2018	Jan. 17, 2018	Jan. 12, 2018	Dec. 29, 2017	Dec. 20, 2017	Sep. 21, 2017	Jun. 28, 2017	Mar. 30, 2017	Mar. 28, 2017	Feb. 28, 2017	Mar. 01, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jan. 12, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 29, 2017	Feb. 10, 2017
Class Of Stock [Line Items]
Common shares, authorized													500,000,000	500,000,000					500,000,000	500,000,000
Common shares, par value													$ 0.01	$ 0.01					$ 0.01	$ 0.01
Preferred shares, authorized													250,000,000	250,000,000					250,000,000	250,000,000
Preferred shares, par value													$ 0.01	$ 0.01					$ 0.01	$ 0.01
Common shares, issued													190,613,135	192,825,207					192,825,207	198,794,052
Common shares, outstanding													190,613,135	192,825,207					192,825,207	198,794,052
Preferred shares, issued													0	0					0	0
Preferred shares, outstanding														0					0	0
Common stock voting right																			Holders of common shares are entitled to one vote per share
Stock repurchase authorized amount																				$ 750,000,000			$ 1,250,000,000
Additional stock repurchase authorized amount																							$ 500,000,000
Shares repurchased and retired (in shares)												757,526	3,015,999				808,293		808,293	13,940,782
Common stock shares repurchased price per share												$ 31.67	$ 31.82				$ 24.48		$ 24.48	$ 24.76
Aggregate amount of common stock shares repurchased													$ 95,984,000				$ 219,784,000		$ 219,784,000	$ 345,200,000	$ 226,917,000
Expenses related to stock purchases													$ 60,000				$ 16,000		$ 16,000	$ 279,000	$ 197,000
Quarterly dividend declared		$ 0.075									$ 0.06
Annual dividend													$ 0.24						$ 0.24
Dividend	$ 14,408,000					$ 11,590,000	$ 11,581,000	$ 11,558,000		$ 11,957,000
Dividend payment date		Mar. 21, 2018
Dividends payable, date of record		Mar. 09, 2018
Dividends payable, date declared		2018-02									2017-02
Dividends paid per share	$ 0.075					$ 0.06	$ 0.06	$ 0.06		$ 0.06				$ 0.06	$ 0.06	$ 0.06	$ 0.06			$ 0
Percentage Increase In Quarterly Cash Dividend		25.00%
Planned annual dividend		$ 0.30									$ 0.24		$ 0.30
First Quarter Dividend
Class Of Stock [Line Items]
Dividend payment date		Mar. 21, 2018									Mar. 28, 2017
Dividends payable, date of record		Mar. 09, 2018									Mar. 10, 2017
Second Quarter Dividend
Class Of Stock [Line Items]
Dividend payment date											Jun. 28, 2017
Dividends payable, date of record											Jun. 12, 2017
Third Quarter Dividend
Class Of Stock [Line Items]
Dividend payment date											Sep. 21, 2017
Dividends payable, date of record											Sep. 08, 2017
Fourth Quarter Dividend
Class Of Stock [Line Items]
Dividend payment date											Dec. 20, 2017
Dividends payable, date of record											Dec. 08, 2017
Accelerated Share Repurchase Agreement
Class Of Stock [Line Items]
Aggregate purchase price of common shares																						$ 200,000,000
Initial delivery of common shares received									6,578,947
Additional delivery of common shares received					350,006
Delivery of common shares received, shares					6,928,953
Delivery of common shares received, amount					$ 196,000,000
Delivery of weighted average price per share of common shares			$ 28.20		$ 28.29
Shares repurchased and retired (in shares)				163,975														7,092,928
Common stock shares repurchased price per share				$ 28.20
Aggregate amount of common stock shares repurchased																		$ 200,000,000
Final delivery of common shares received			163,975
Accelerated Share Repurchase Agreement | Additional Paid- in Capital
Class Of Stock [Line Items]
Reduction to shareowners' equity																			$ 4,000,000
Share Repurchase Open Market
Class Of Stock [Line Items]
Aggregate amount of common stock shares repurchased												$ 23,993,000	$ 95,984,000				$ 19,784,000		$ 19,784,000	$ 345,200,000